Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Digital display network equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixture [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicle [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office property [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Miners [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Useful Life, Lease Term [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Property, Plant and Equipment, Useful Life
Minimum [Member] | Computer and office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Computer and office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years